ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Of Assets Held For Sale [Abstract]
Disclosure Of Assets Held-For-Sale [Table Text Block]
A summary of major classes of assets and liabilities classified as held for sale is as follows:

	Successor
	As at December 31,
	2014	2013
Property, plant and equipment	$1.5	$2.9
Other assets	–	2.8
	$1.5	$5.7

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The operations of the Snowflake mill were classified as a discontinued operation. A breakdown of earnings (loss) from discontinued operations, net of tax is as follows:

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,
	2013	2012	2012
Sales	$0.7	$4.5	$142.8
Cost of sales, excluding depreciation and amortization	(1.1)	(5.0)	(142.4)
Depreciation and amortization	–	–	–
Impairment, severances and other closure costs	(0.2)	(11.0)	(8.7)
Restructuring costs	(0.4)	(1.1)	–
Interest expense, net	–	–	(0.1)
Other income (expense), net	(0.1)	0.7	–
Gain on sale of assets of Snowflake and shares of Apache Railway	4.1	–	–
Reorganization items, net (note 5)	0.1	(1.0)	4.8
Earnings (loss) from discontinued operations, net of tax	$3.1	$(12.9)	$(3.6)

Schedule Of Gain on Sale of Disposal Group, Including Discontinued Operation [Table Text Block]
The company recognized a gain on the sale of the assets of Snowflake and the shares of the Apache Railway Company of $4.1 million that consisted of:

Gain on Sale
Contract price	$13.5
Adjusted for:
Transaction fees related to sale	(0.4)
Cancellation of letter of credit related to Arizona Department of Environmental Quality	(2.3)
Net proceeds	10.8
De-recognition of assets
Property, plant and equipment	(6.6)
Other current assets (Apache Railway)	(0.2)
De-recognition of liabilities
Accounts payable and accrued liabilities (Apache Railway)	0.1
$4.1